Working Capital Facilities (Tables)	12 Months Ended
Sep. 30, 2024
Working Capital Facilities
Schedule Of Revolving Credit Facility

	September 30, 2024	September 30, 2023
Opening balance	11,821	11,635
Exchange difference	20	186
Payments made during the period	(47,805)	(34,184)
Cash drawn during the period	52,247	34,184
Closing balance	16,283	11,821

Schedule Of finance cost and credited

	September 30, 2024	September 30, 2023
Promissory Note opening balance	1,026	4,363
Finance cost	37	126
Repayment of Promissory Note	—	(4,489)
Repayment of Promissory Note(i)	(507)	—
Finance cost paid with options(i)	(37)	—
Promissory Note(ii) issued	—	1,050
Repayment of Promissory Note(i)	—	(24)
	$519	$1,026